Equity	12 Months Ended
Dec. 31, 2019
EQUITY [Abstract]
Equity

27.  EQUITY.

27.1 Equity attributable to the shareholders of Enel Chile

27.1.1 Subscribed and paid capital and number of shares

As of December 31, 2019 the capital of Enel Chile was ThCh$3,882,103,470 divided into 69,166,557,220 authorized shares. The capital of Enel Chile as of December 31, 2018 was ThCh$3,954,491,479 divided into 70,134,077,818 authorized shares. All the shares issued by Enel Chile are subscribed and paid in and can be traded on the Santiago Stock Exchange, the Chilean Electronic Stock Exchange and in the form of ADRs on the New York Stock Exchange (NYSE).

27.1.2 Treasury shares

As of December 31, 2019, there were no treasury shares. As of December 31, 2018, treasury shares were ThCh$72,388,009 divided into 967,520,598 shares, and were acquired as part of the merger process with Enel Green Power Latin América Ltda. (“EGPL”). The treasury shares issued were automatically cancelled because they were not sold within one year from their acquisition, in accordance with the provisions of Article 27 of the Chilean Corporations Law (Law No. 18,046).

27.1.3 Changes in the Capital Issued as a result of the Corporate Reorganization

As a result of the corporate reorganization (as described in Note 6), the Company increased its share capital through the voluntary Tender Offer of Shares on the shares of the subsidiary Enel Generación Chile (Enel Generación) and the merger with EGPL, whereby the renewable assets of Enel S.p.A. in Chile were merged into Enel Chile:

-Tender Offer over Enel Generación Shares:

During the Tender Offer period, which occurred between February 16 and March 22, 2018, the Company received acceptances and sale orders for a total of 2,582,336,287 shares of Enel Generación and 5,691,996 ADSs equivalent to 170,759,880 shares of Enel Generación. As a result, the Company increased its interest, becoming the holder of 2,753,096,167 shares issued by Enel Generación. In accordance with the terms and conditions set forth in the transaction, the shareholders of Enel Generación who agreed to sell their shares were allocated 40% of the established purchase price(Ch$590 per share) to subscribe for newly issued shares of Enel Chile, receiving for said 40% of the established purchase price, 2.87807 shares of Enel Chile for each share issued by Enel Generación sold in the Tender Offer. As a result, the shareholders of Enel Generación received Ch$1,624,326,738,530 in cash, divided into Ch$1,523,578,409,330 to domestic shareholders and Ch$100,748,329,200 to foreign shareholders. In turn, these shareholders subscribed for shares of Enel Chile for a total of Ch$649,730,695,412 equivalent to 7,923,600,070 shares.

-Preemptive Subscription Right:

The Chilean Corporations Law gives existing shareholders of a company a preemptive right to subscribe for shares issued in a capital increase, in proportion to their interest in the company.

Any shareholder existing at the date of Enel Chile’s capital increase was able to exercise such right by paying exclusively in cash for those shares.

As of March 16, 2018, the number of shares that exercised their preemptive subscription rights was 47,860,124 shares, paying Ch$82.00 for each share, and therefore the capital increased by Ch$3,924,530,168.

-Merger with Enel Green Power Latin America:

The corporate reorganization included the merger of EGPL with Enel Chile, a process that took place after the Tender Offer was declared successful, which took effect on April 2, 2018. As a result of this merger, Enel Chile’s share capital increased by Ch$1,071,727,278,668, divided into 13,069,844,862 shares, which were exchange for 827,205,371 shares of EGPL owned by Enel S.p.A., using an exchange ratio of 15.8 shares of Enel Chile for each share of EGPL.

The changes in the number of shares of Enel Chile as a result of the corporate reorganization process described above are detailed below:

Number of outstanding shares of Enel Chile prior to the reorganization			49,092,772,762

	Number of shares	Ratio for exchange of shares	Number of shares
Public Tender Offer Shares of Enel Generation (1):
Purchased shares - national market	2,582,336,287	2.88	7,432,144,598
Purchased shares - ADS	170,759,880	2.88	491,455,473
Total Public Tender Offer for Shares	2,753,096,167		7,923,600,071

Enel Chile Preemtive right shares (2):
Shares paid for by shareholders	47,860,124		47,860,124
Total Preemtive Rights	47,860,124		47,860,124

Merger with EGPL (3):
Shares issued to Enel SpA	827,205,371	15.8	13,069,844,861
Total Merger with EGPL	827,205,371		13,069,844,861

Repurchase of shares (4):
Withdrawal Rights exercised by minority shareholders of Enel Chile	(967,520,598)		(967,520,598)
Total repurchase of shares	(967,520,598)		(967,520,598)

Number of issued shares in Enel Chile after merger			69,166,557,220

Total number of shares issued			70,134,077,818
Total number of treasury shares			(967,520,598)
Number of issued shares in Enel Chile after merger			69,166,557,220

(1) The total amount associated with the issuance of these new shares was ThCh$649,730,695.

(2) The payment made by minority shareholders of Enel Chile was ThCh$3,924,530.

(3) The valuation of the capital increase due to the merger was ThCh$1,071,727,279.

(4) The total amount paid for the share repurchase was ThCh$72,388,009.

27.2 Dividends

Dividend No.	Type of Dividend	Agreement date	Payment Date	Total Amount M$	Pesos per Share	Charged to Fiscal
4	Interim	12-20-2017	12-20-2017	37,134,944	0.75642	2017
5	Final	04-25-2018	04-25-2018	155,025,509	2.24134	2017
6	Interim	11-29-2018	11-29-2018	31,288,371	0.45236	2018
7	Final	04-29-2019	04-29-2019	185,737,592	2.68537	2018
8	Final	11-26-2019	11-26-2019	30,933,437	0.44723	2019

27.3 Foreign currency translation reserves

The following table sets forth foreign currency translation adjustments attributable to the shareholders of the Company for the years ended December 31, 2019, 2018 and 2017

	For the years ended December 31,
	2019	2018	2017
Reserves for Accumulated Currency Translation Differences	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	(3,292,629)	302,222	6,416,189
GNL Chile S.A.	1,022,047	900,483	560,194
Enel Green Power Chile Group	168,387,151	100,452,131	—
TOTAL	166,116,569	101,654,836	6,976,383

27.4 Restrictions on consolidated subsidiaries transferring funds to the parent

Certain of the Group’s subsidiaries must comply with financial ratio covenants which require them to have a minimum level of equity or other requirements that restrict the transferring of assets to the Company. The Group’s share of the restricted net assets as of December 31, 2019 and 2018 from its subsidiary Enel Generación Chile S.A. totaled ThCh$752,696,419 and ThCh$712,519,037, respectively.

27.5 Other reserves

Other reserves within Equity attributable to Enel Chile for the years ended December 31, 2019 and 2018, are as follows:

	Balance at January 1, 2019	2019 Changes	Balance at December 31, 2019
Other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	101,654,836	64,461,733	166,116,569
Cash flow hedges	(191,870,545)	(99,135,975)	(291,006,520)
Financial assets at fair value of other comprehensive income	11,041	(2,657)	8,384
Other miscellaneous reserves	(2,285,467,896)	4,840,328	(2,280,627,568)
TOTAL	(2,375,672,564)	(29,836,571)	(2,405,509,135)

	Balance at January 1, 2018	2018 Changes	Balance at December 31, 2018
Other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	6,976,383	94,678,453	101,654,836
Cash flow hedges	(32,849,736)	(159,020,809)	(191,870,545)
Financial assets at fair value of other comprehensive income	11,284	(243)	11,041
Other miscellaneous reserves	(971,468,479)	(1,313,999,417)	(2,285,467,896)
TOTAL	(997,330,548)	(1,378,342,016)	(2,375,672,564)

	Balance at January 1, 2017	2017 Changes	Balance at December 31, 2017
Other reserves	ThCh$	ThCh$	ThCh$
Exchange differences on translation	9,222,933	(2,246,550)	6,976,383
Cash flow hedges	(76,218,470)	43,368,734	(32,849,736)
Available-for-sale financial assets	9,955	1,329	11,284
Other comprehensive income from non-current assets held for sale (*)	1,632,724	(1,632,724)	—
Other miscellaneous reserves (c)	(969,740,120)	(1,728,359)	(971,468,479)
TOTAL	(1,035,092,978)	37,762,430	(997,330,548)

(*) See note 5.

a)

Exchange differences on translation: These reserves arise primarily from exchange differences relating to: (i) Translation of the financial statements of our subsidiaries from their functional currencies to our presentation currency (i.e. Chilean peso) (see Note 2.7.3).

b)	Cash flow hedging reserves: These reserves represent the cumulative effective portion of gains and losses recognized in cash flow hedges (see Notes 3.g.5 and 3.h).

c)	Other miscellaneous reserves:The main items and their effects are the following:

	For the years ended
	2019	2018	2017
Other Miscellaneous Reserves	ThCh$	ThCh$	ThCh$
Reserve for corporate reorganization (“Spin-Off”) (i)	(534,057,733)	(534,057,733)	(534,057,733)
Reserve for transition to IFRS (ii)	(457,221,836)	(457,221,836)	(457,221,836)
Reserve for subsidiaries transactions (iii)	12,502,494	12,502,494	12,502,494
Reserves for Tender Offer of Enel Generation “Reorganization of Renewable Assets” (iv)	(910,437,224)	(910,437,224)	—
Reserves “Reorganization of Renewable Assets” (v)	(407,354,462)	(407,354,462)	—
Hyperinflation Argentina (vi)	8,939,332	3,508,753	—
Other Miscellaneous Reserves (vii)	7,001,861	7,592,112	7,308,596
TOTAL	(2,280,627,568)	(2,285,467,896)	(971,468,479)
(i)

Reserve for corporate restructuring (Spin-Off): Represents the effect generated by the corporate reorganization of Enersis S.A. (currently Enel Américas), effected in 2016, through which the company divided its business between Chile and other subsidiaries in South America. The new company was named Enersis Chile (currently Enel Chile), which was assigned the equity corresponding to the business related to Chile.

(ii)

Reserve for transition to IFRS: In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the monetary correction corresponding to the accumulated paid-up capital from the date of our transition to IFRS, January 1, 2004, to December 31, 2008.

(iii)	Reserve for subsidiaries transactions: Corresponds to the effect of acquisitions of equity interests in subsidiaries entities under common control.

(iv)

Reserve Tender Offer for Enel Generación “Reorganization of Renewable Assets”: Represents the difference between the book value of the non-controlling interests acquired as part of the Tender Offer directed at the acquisition of all the shares issued by the subsidiary Enel Generación (see Note 6.i).

(v)

Reserve “Reorganization of Renewable Assets”: Corresponds to the reserve constituted by the merger of Enel Green Power Latin America with Enel Chile, materialized on April 2, 2018. It represents the recognition of the resulting difference between the capital increase in Enel Chile (correspond to market value participation over Enel Green Power Chile and subsidiaries) and the carrying amount of Enel Green Power Latin America that became part of the share capital in the distributable net assets to the owners of Enel Chile, as a result of the merger (see Note 6. iii).

(vi)

Hyperinflation Argentina: Corresponds to the effect calculated by the application of IAS 29 “Financial Information in Hyperinflationary Economies” on the subsidiary owned by the Enel Generación Group in Argentina (see Note 7).

(vii)	Other miscellaneous reserves from transactions made in prior years.

27.6 Non-controlling Interests

The detail of non-controlling interests at December 31, 2019, 2018 and 2017, is as follows:

		Non-controlling Interests
		Equity			Profit (Loss)
	12-31-2019	12-31-2019	12-31-2018	12-31-2017	12-31-2019	12-31-2018	12-31-2017
Companies	%	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Enel Distribución Chile S.A.	0.91%	7,691,319	6,965,769	6,223,363	1,079,941	1,112,709	961,490
Enel Generación Chile S.A.	6.45%	126,700,973	127,136,175	784,999,394	12,667,880	42,883,953	167,465,216
Empresa Eléctrica Pehuenche S.A.	7.35%	10,079,858	10,310,215	9,963,472	6,241,062	6,885,422	5,649,253
Sociedad AgrÍcola de Cameros Ltda.	42.50%	1,837,612	2,342,160	2,596,764	(504,550)	(254,604)	(39,706)
Geotermica del Norte SA	15.41%	57,871,809	53,693,407	—	(264,158)	(187,989)	—
Empresa Nacional de Geotermia SA	49.00%	995,614	993,295	—	(74,963)	41,780	—
Parque Eolico Talinay Oriente SA	39.09%	57,586,860	51,702,606	—	868,127	662,374	—
Others		(178,379)	(208,365)	(205,346)	(73,726)	(5,825)	(984)
TOTAL		262,585,666	252,935,262	803,577,647	19,939,613	51,137,820	174,035,269